UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-03735

The New Economy Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: May 31, 2015

Michael W. Stockton

The New Economy Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Kathryn A. Sanders

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The New Economy Fund® Semi-annual report for the six months ended May 31, 2015

The New Economy Fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2015 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	2.56%	17.36%	9.54%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.79% for Class A shares as of the prospectus dated February 1, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

Continued economic improvement in the U.S. and in certain markets abroad — with a backdrop of supportive monetary policy — helped equities post gains for the period. The New Economy Fund rose 7.24% with all distributions reinvested for the six months ended May 31, 2015. This outpaced the 2.97% rise of the unmanaged Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, and the 3.11% return of the unmanaged MSCI ACWI (All Country World Index), which measures equity market results based on more than 40 developed and emerging market country indexes.

Results at a glance

For periods ended May 31, 2015, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 12/1/83)

The New Economy Fund (Class A shares)	7.24%	10.96%	17.93%	10.46%	11.52%
Standard & Poor’s 500 Composite Index[1]	2.97	11.79	16.53	8.11	11.07
MSCI ACWI (All Country World Index)[1,2]	3.11	5.08	11.76	6.77	N/A
Global Service and Information Index[1,2,3]	4.04	12.33	15.32	7.25	N/A
Lipper Growth Funds Index	4.34	11.79	15.83	7.67	9.39
Lipper International Funds Index[2]	5.35	1.26	9.78	6.42	N/A

[1]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[2]	This index was not in existence as of the date the fund began investment operations; therefore, lifetime results are not available.
[3]	The index is compiled by Capital Research and Management Company, the investment adviser to the fund.

The New Economy Fund	1

The fund’s return also surpassed the 4.04% return of the Global Service and Information Index, an unmanaged index that tracks companies in the services and information sectors around the world. We feel this index is most representative of the investment universe The New Economy Fund is pursuing. The fund’s return also beat the 4.34% gain of the Lipper Growth Funds Index, which measures a number of U.S. growth funds, and the 5.35% return of the Lipper International Funds Index, which measures funds invested in securities whose primary trading markets are outside the U.S.

For the 10-year period ending May 31, 2015, The New Economy Fund had an average annual total return of 10.46%, which exceeded the 7.25% return of the Global Service and Information Index, the 8.11% return of the S&P 500 and the 6.77% return of the MSCI ACWI. We believe the five-year, 10-year and lifetime returns (see the table on page 1) are important for investors to consider as they are most reflective of our long-term approach and philosophy.

Global economies continue to heal

Global economies continue to gradually improve, led by the U.S., where economic data has been generally positive. The unemployment rate has fallen, real wages are gradually rising and spending has picked up — though this has been accompanied by a relatively higher consumer savings rate. The U.S. Federal Reserve has kept interest rates at historically low levels in light of the slow recovery, but has reiterated its intent to begin slow rate hikes later this year.

Many other central banks are continuing to support their respective countries by applying monetary stimulus. As most of the developed world emerges from the

Where the fund’s assets are invested by domicile

As of May 31, 2015	Percent of net assets
■	United States	62.9%
■	Europe	13.2
■	Asia & Pacific Basin	12.6
■	Other (including Latin America)	2.1
■	Short-term securities & other assets less liabilities	9.2

As of November 30, 2014	Percent of net assets
■	United States	60.2%
■	Asia & Pacific Basin	15.8
■	Europe	13.7
■	Other (including Latin America)	2.0
■	Short-term securities & other assets less liabilities	8.3

2	The New Economy Fund

long shadow of the financial crisis, economic growth is returning. In some respects, the U.S. has led this recovery, and now most developed countries are in an expansion phase, albeit a slow one. Japan has also made some progress and is currently in recovery mode as well.

Emerging markets are a somewhat different story, and contrary to some prior periods, are not in sync. China has experienced a considerable slowdown. As a result, its central bank has started monetary easing in an effort to strengthen growth. Brazil is in the throes of a recession; Russia is struggling with sanctions and lower oil prices; and India is anticipating a pickup in growth as the new government’s policies start to gain traction.

A look ahead

The global recovery continues, but there are still outstanding concerns, among them increased debt levels in many countries and weak economic growth.

Stock markets are up considerably since their lows six years ago, as are valuation levels. At this point in the market cycle, selectivity is particularly important. We watch company and sector fundamentals carefully in order to assess each investment’s risk and potential reward.

We remind investors that this is a long-term journey. We continue to focus on deep and thorough global research, fundamental analysis and a long-term approach to our investments.

We thank you for your investment in The New Economy Fund.

Sincerely,

Timothy D. Armour Vice Chairman of the Board	Claudia P. Huntington President

July 14, 2015

For current information about the fund, visit americanfunds.com.

The New Economy Fund	3

Summary investment portfolio May 31, 2015	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
United States	62.93%
United Kingdom	5.86
Euro zone*	4.60
China	3.38
Japan	3.37
Hong Kong	2.34
India	2.31
Canada	1.49
Taiwan	.85
Other countries	3.67
Short-term securities & other assets less liabilities	9.20
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, France, Germany, Greece, Ireland, the Netherlands and Spain.

Common stocks 90.46%	Shares	Value (000)
Health care 26.26%
Thermo Fisher Scientific Inc.	2,446,000	$317,075
Hologic, Inc.[1]	8,374,450	299,554
Gilead Sciences, Inc.[1]	2,563,250	287,776
BioMarin Pharmaceutical Inc.[1]	2,086,400	261,989
Alexion Pharmaceuticals, Inc.[1]	1,512,900	247,873
Amgen Inc.	1,448,413	226,329
Ultragenyx Pharmaceutical Inc.[1,2]	2,261,649	196,763
bluebird bio, Inc.[1]	852,382	165,575
Stryker Corp.	1,620,750	155,803
Puma Biotechnology, Inc.[1]	773,017	151,086
NuVasive, Inc.[1,2]	2,854,000	144,270
Kite Pharma, Inc.[1,2]	2,612,641	144,087
McKesson Corp.	600,000	142,338
Illumina, Inc.[1]	567,176	116,884
PerkinElmer, Inc.	2,120,000	111,788
Myriad Genetics, Inc.[1]	3,034,663	103,027
Synageva BioPharma Corp.[1]	474,855	101,339
UnitedHealth Group Inc.	821,300	98,728

4	The New Economy Fund

	Shares	Value (000)
GW Pharmaceuticals PLC (ADR)[1]	820,324	$93,607
Other securities		755,144
		4,121,035

Information technology 19.47%
Google Inc., Class C1	414,359	220,485
Google Inc., Class A1	262,225	142,996
Qorvo, Inc.[1]	3,239,474	266,123
Accenture PLC, Class A	1,638,300	157,342
Baidu, Inc., Class A (ADR)[1]	586,400	115,755
Intuit Inc.	1,047,200	109,066
Texas Instruments Inc.	1,865,000	104,291
Samsung Electronics Co., Ltd.[3]	87,895	103,430
Murata Manufacturing Co., Ltd.[3]	620,000	100,573
AAC Technologies Holdings Inc.[3]	16,973,000	94,362
Other securities		1,641,496
		3,055,919

Consumer discretionary 15.09%
Netflix, Inc.[1]	850,961	531,051
lululemon athletica inc.[1]	3,105,900	185,702
Amazon.com, Inc.[1]	369,400	158,558
Daily Mail and General Trust PLC, Class A, nonvoting[3]	10,236,701	150,587
Amaya Inc.[1]	5,000,000	137,504
Galaxy Entertainment Group Ltd.[3]	25,755,000	122,852
Other securities		1,081,399
		2,367,653

Financials 10.22%
HDFC Bank Ltd. (ADR)	1,246,800	74,334
HDFC Bank Ltd.[3]	3,883,100	73,573
Kotak Mahindra Bank Ltd.[3]	6,425,441	140,381
Agricultural Bank of China Ltd., Class H3	227,780,000	123,666
AIA Group Ltd.[3]	17,591,800	115,536
Crown Castle International Corp.	1,311,700	106,969
Endurance Specialty Holdings Ltd.	1,526,000	92,750
JPMorgan Chase & Co.	800,000	52,624
Other securities		824,567
		1,604,400

Industrials 8.05%
Union Pacific Corp.	1,576,154	159,050
CSX Corp.	4,053,322	138,137
Ryanair Holdings PLC (ADR)	1,805,128	120,222
Nielsen NV	2,513,100	113,064
Sensata Technologies Holding NV1	1,992,300	109,756
Other securities		622,749
		1,262,978

Consumer staples 2.24%
Costco Wholesale Corp.	698,000	99,528
Other securities		252,145
		351,673

The New Economy Fund	5

Common stocks (continued)	Shares	Value (000)
Telecommunication services 2.17%
SoftBank Corp.[3]	3,103,000	$185,237
Other securities		155,674
		340,911

Other 2.24%
Other securities		351,931

Miscellaneous 4.72%
Other common stocks in initial period of acquisition		741,036

Total common stocks (cost: $9,570,500,000)		14,197,536

Convertible stocks 0.28%
Health care 0.28%
Other securities		44,456

Total convertible stocks (cost: $22,686,000)		44,456

Bonds, notes & other debt instruments 0.06%	Principal amount (000)
U.S. Treasury bonds & notes 0.06%
Other securities		8,934

Total bonds, notes & other debt instruments (cost: $8,933,000)		8,934

Short-term securities 9.24%
Chariot Funding, LLC 0.22%–0.30% due 6/5/2015–10/29/2015[4]	$99,700	99,657
Chevron Corp. 0.12%–0.14% due 6/17/2015–7/6/2015[4]	105,000	104,992
Fannie Mae 0.09%–0.23% due 6/1/2015–3/1/2016	177,600	177,584
Federal Farm Credit Banks 0.10%–0.18% due 6/8/2015–1/21/2016	108,900	108,883
Federal Home Loan Bank 0.07%–0.14% due 6/5/2015–10/5/2015	266,800	266,785
Jupiter Securitization Co., LLC 0.32% due 11/18/2015[4]	50,000	49,915
Other securities		641,677

Total short-term securities (cost: $1,449,392,000)		1,449,493
Total investment securities 100.04% (cost: $11,051,511,000)		15,700,419
Other assets less liabilities (0.04)%		(5,924)

Net assets 100.00%		$15,694,495

6	The New Economy Fund

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $44,456,000, a cost of $22,686,000, and which represented 0.28% of the net assets of the fund) was acquired on 6/10/2014 through a private placement transaction exempt from registration under the Securities Act of 1933, which may subject it to legal or contractual restrictions on resale.

Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average notional amount of open forward currency contracts was $38,993,000 over the prior five-month period.

			Contract amount		Unrealized appreciation
			Receive	Deliver	at 5/31/2015
	Settlement date	Counterparty	(000)	(000)	(000)
Sales:
Euros	6/22/2015	JPMorgan Chase	$39,022	€35,154	$400

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended May 31, 2015, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	5/31/2015
	shares	Additions	Reductions	shares	(000)	(000)
Ultragenyx Pharmaceutical Inc.[1]	1,790,470	471,179	—	2,261,649	$—	$196,763
NuVasive, Inc.[1]	3,028,700	—	174,700	2,854,000	—	144,270
Kite Pharma, Inc.[1,5]	489,000	2,123,641	—	2,612,641	—	144,087
Mesoblast Ltd.[1,3]	20,210,000	863,000	—	21,073,000	—	62,766
Avanti Communications Group PLC[1,3]	6,933,372	1,766,706	—	8,700,078	—	29,788
Altisource Asset Management Corp.[1]	24,070	89,820	—	113,890	—	19,406
					$—	$597,080

The New Economy Fund	7

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous“ and “Other securities,“ was $3,624,024,000, which represented 23.09% of the net assets of the fund. This amount includes $3,579,568,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,“ was $621,009,000, which represented 3.96% of the net assets of the fund.
[5]	This security was an unaffiliated issuer in its initial period of acquisition at 11/30/2014; it was not publicly disclosed.

Key to abbreviation and symbol

ADR = American Depositary Receipts
€ = Euros

See Notes to Financial Statements

8	The New Economy Fund

Financial statements

Statement of assets and liabilities	unaudited
at May 31, 2015	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $10,530,158)	$15,103,339
Affiliated issuers (cost: $521,353)	597,080	$15,700,419
Cash denominated in currencies other than U.S. dollars (cost: $3,373)		3,373
Cash		90
Unrealized appreciation on open forward currency contracts		400
Receivables for:
Sales of investments	39,288
Sales of fund’s shares	23,398
Dividends and interest	16,128
Other	382	79,196
		15,783,478
Liabilities:
Payables for:
Purchases of investments	61,141
Repurchases of fund’s shares	11,426
Investment advisory services	5,092
Services provided by related parties	6,193
Trustees’ deferred compensation	2,300
Other	2,831	88,983
Net assets at May 31, 2015		$15,694,495

Net assets consist of:
Capital paid in on shares of beneficial interest		$10,461,047
Undistributed net investment income		23,103
Undistributed net realized gain		563,462
Net unrealized appreciation		4,646,883
Net assets at May 31, 2015		$15,694,495

See Notes to Financial Statements

The New Economy Fund	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (393,859 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$10,685,883	266,906		$40.04
Class B	29,906	796		37.58
Class C	519,006	14,008		37.05
Class F-1	436,133	10,877		40.10
Class F-2	687,079	17,170		40.02
Class 529-A	428,004	10,780		39.70
Class 529-B	4,598	122		37.60
Class 529-C	118,938	3,168		37.54
Class 529-E	22,039	562		39.23
Class 529-F-1	32,754	825		39.67
Class R-1	58,991	1,551		38.03
Class R-2	193,478	5,061		38.23
Class R-2E	10	—	*	39.95
Class R-3	348,017	8,858		39.29
Class R-4	389,034	9,798		39.71
Class R-5	156,277	3,885		40.22
Class R-6	1,584,348	39,492		40.12

*Amount less than one thousand.

See Notes to Financial Statements

10	The New Economy Fund

Statement of operations	unaudited
for the six months ended May 31, 2015	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,398)	$83,596
Interest	839	$84,435

Fees and expenses*:
Investment advisory services	28,643
Distribution services	18,038
Transfer agent services	8,332
Administrative services	1,669
Reports to shareholders	480
Registration statement and prospectus	481
Trustees’ compensation	305
Auditing and legal	44
Custodian	596
State and local taxes	1
Other	307	58,896
Net investment income		25,539

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $39; also includes $2,989 net gain from affiliates)	564,127
Forward currency contracts	2,474
Currency transactions	(3,031)	563,570
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $2,234)	456,643
Forward currency contracts	400
Currency translations	87	457,130
Net realized gain and unrealized appreciation		1,020,700
Net increase in net assets resulting from operations		$1,046,239

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The New Economy Fund	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	May 31,	November 30,
	2015*	2014
Operations:
Net investment income	$25,539	$73,567
Net realized gain	563,570	1,191,499
Net unrealized appreciation (depreciation)	457,130	(70,356)
Net increase in net assets resulting from operations	1,046,239	1,194,710

Dividends and distributions paid to shareholders:
Dividends from net investment income	(72,804)	(44,133)
Distributions from net realized gain on investments	(1,095,959)	(759,678)
Total dividends and distributions paid to shareholders	(1,168,763)	(803,811)

Net capital share transactions	1,187,214	1,801,601

Total increase in net assets	1,064,690	2,192,500

Net assets:
Beginning of period	14,629,805	12,437,305
End of period (including undistributed net investment income: $23,103 and $70,368, respectively)	$15,694,495	$14,629,805

*Unaudited.

See Notes to Financial Statements

12	The New Economy Fund

Notes to financial statements	unaudited

1. Organization

The New Economy Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital by investing in securities of companies that can benefit from innovation, exploit new technologies or provide products and services that meet the demands of an evolving global economy. Current income is a secondary consideration.

The fund has 17 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and seven retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Contingent deferred sales
Share class	Initial sales charge	charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

The New Economy Fund	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	The New Economy Fund

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most

The New Economy Fund	15

appropriate by the fund’s investment adviser. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

16	The New Economy Fund

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of May 31, 2015 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Health care	$3,922,649	$198,386	$—	$4,121,035
Information technology	2,300,525	755,394	—	3,055,919
Consumer discretionary	1,646,416	721,237	—	2,367,653
Financials	787,245	817,155	—	1,604,400
Industrials	901,624	361,354	—	1,262,978
Consumer staples	201,638	150,035	—	351,673
Telecommunication services	67,401	273,510	—	340,911
Other	237,360	114,571	—	351,931
Miscellaneous	553,110	187,926	—	741,036
Convertible stocks	—	—	44,456	44,456
Bonds, notes & other debt instruments	—	8,934	—	8,934
Short-term securities	—	1,449,493	—	1,449,493
Total	$10,617,968	$5,037,995	$44,456	$15,700,419

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$400	$—	$400

*Forward currency contracts are not included in the investment portfolio.

The New Economy Fund	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange, interest rate and commodity price fluctuations. The fund may be subject to additional risks because it invests in a more limited group of sectors and industries than the broad market.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions, and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact revenues. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less

18	The New Economy Fund

developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.

The New Economy Fund	19

Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations.

The following tables present the financial statement impacts resulting from the fund’s use of forward currency contracts as of, or for the six months ended, May 31, 2015 (dollars in thousands):

	Assets		Liabilities
Contract	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Unrealized appreciation on open forward currency contracts	$400	Unrealized depreciation on open forward currency contracts	$—

	Net realized gain		Net unrealized appreciation
Contract	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Net realized gain on forward currency contracts	$2,474	Net unrealized appreciation on forward currency contracts	$400

Collateral — The fund participates in a collateral program due to its use of forward currency contracts. The program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled forward currency contracts by counterparty. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting”). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.

20	The New Economy Fund

The following table presents the fund’s forward currency contracts by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of May 31, 2015 (dollars in thousands) if close-out netting was exercised:

Gross amounts not offset in the
	Gross amounts	statement of assets and liabilities and
	recognized in the	subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral	amount
Assets:
JPMorgan Chase	$400	$—	$(400)	$—	$—

*Non-cash collateral is shown on a settlement basis.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended May 31, 2015, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2010, by state tax authorities for tax years before 2009 and by tax authorities outside the U.S. for tax years before 2008.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The New Economy Fund	21

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of November 30, 2014, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$72,638
Undistributed long-term capital gains	1,095,850

As of May 31, 2015, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$5,035,009
Gross unrealized depreciation on investment securities	(386,101)
Net unrealized appreciation on investment securities	4,648,908
Cost of investment securities	11,051,511

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

	Six months ended May 31, 2015				Year ended November 30, 2014
				Total			Total
				dividends and			dividends and
	Ordinary		Long-term	distributions	Ordinary	Long-term	distributions
Share class	income		capital gains	paid	income	capital gains	paid
Class A	$49,171		$743,707	$792,878	$60,202	$511,492	$571,694
Class B	—		2,945	2,945	185	3,217	3,402
Class C	—		38,028	38,028	1,250	21,730	22,980
Class F-1	1,507		30,588	32,095	3,174	24,471	27,645
Class F-2	4,867		49,207	54,074	3,059	19,384	22,443
Class 529-A	1,701		29,252	30,953	2,089	18,884	20,973
Class 529-B	—		461	461	27	479	506
Class 529-C	—		8,640	8,640	328	5,704	6,032
Class 529-E	42		1,570	1,612	76	970	1,046
Class 529-F-1	181		2,153	2,334	178	1,297	1,475
Class R-1	—		4,060	4,060	114	1,989	2,103
Class R-2	—		14,434	14,434	590	10,258	10,848
Class R-2E*	—	†	1	1	—	—	—
Class R-3	778		25,732	26,510	1,329	15,863	17,192
Class R-4	1,922		27,721	29,643	1,733	14,457	16,190
Class R-5	1,071		11,100	12,171	2,167	13,661	15,828
Class R-6	11,564		106,360	117,924	8,954	54,500	63,454
Total	$72,804		$1,095,959	$1,168,763	$85,455	$718,356	$803,811

*	Class R-2E shares were offered beginning August 29, 2014.
†	Amount less than one thousand.

22	The New Economy Fund

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.580% on the first $500 million of daily net assets and decreasing to 0.345% on such assets in excess of $27 billion. For the six months ended May 31, 2015, the investment advisory services fee was $28,643,000, which was equivalent to an annualized rate of 0.387% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of May 31, 2015, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

The New Economy Fund	23

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.05% on such assets in excess of $70 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

24	The New Economy Fund

For the six months ended May 31, 2015, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services
Class A	$11,644	$6,336		$505		Not applicable
Class B	168	23		Not applicable		Not applicable
Class C	2,417	305		121		Not applicable
Class F-1	505	237		101		Not applicable
Class F-2	Not applicable	346		163		Not applicable
Class 529-A	415	206		100		$178
Class 529-B	26	3		1		2
Class 529-C	556	61		28		50
Class 529-E	52	7		5		9
Class 529-F-1	—	15		8		13
Class R-1	268	29		14		Not applicable
Class R-2	689	301		46		Not applicable
Class R-2E	—	—	*	—	*	Not applicable
Class R-3	838	250		84		Not applicable
Class R-4	460	181		92		Not applicable
Class R-5	Not applicable	28		37		Not applicable
Class R-6	Not applicable	4		364		Not applicable
Total class-specific expenses	$18,038	$8,332		$1,669		$252

*Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $305,000 in the fund’s statement of operations includes $200,000 in current fees (either paid in cash or deferred) and a net increase of $105,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

The New Economy Fund	25

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of
			dividends and				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended May 31, 2015

Class A	$632,883	16,469	$776,274	20,912	$(630,252)	(16,473)	$778,905	20,908
Class B	779	21	2,925	84	(11,388)	(316)	(7,684)	(211)
Class C	65,333	1,834	37,629	1,091	(53,449)	(1,504)	49,513	1,421
Class F-1	79,368	2,045	31,758	854	(83,158)	(2,172)	27,968	727
Class F-2	119,738	3,123	51,302	1,384	(138,860)	(3,643)	32,180	864
Class 529-A	35,614	937	30,935	840	(24,428)	(642)	42,121	1,135
Class 529-B	97	3	461	13	(2,001)	(56)	(1,443)	(40)
Class 529-C	10,797	300	8,638	247	(8,731)	(242)	10,704	305
Class 529-E	1,691	45	1,613	44	(1,933)	(51)	1,371	38
Class 529-F-1	4,944	130	2,334	63	(2,594)	(68)	4,684	125
Class R-1	9,520	261	4,059	115	(5,944)	(163)	7,635	213
Class R-2	27,169	741	14,428	406	(31,430)	(859)	10,167	288
Class R-2E	—	—	—	—	—	—	—	—
Class R-3	51,820	1,364	26,496	726	(54,644)	(1,461)	23,672	629
Class R-4	45,408	1,192	29,643	805	(50,431)	(1,334)	24,620	663
Class R-5	21,769	567	12,146	326	(27,966)	(726)	5,949	167
Class R-6	189,093	4,960	117,923	3,174	(130,164)	(3,523)	176,852	4,611
Total net increase (decrease)	$1,296,023	33,992	$1,148,564	31,084	$(1,257,373)	(33,233)	$1,187,214	31,843

26	The New Economy Fund

				Reinvestments of
				dividends and				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares

Year ended November 30, 2014

Class A	$1,488,193	38,182		$559,594	14,699	$(1,249,388)	(32,066)	$798,399	20,815
Class B	4,235	115		3,381	93	(24,037)	(653)	(16,421)	(445)
Class C	182,875	5,021		22,776	638	(90,838)	(2,497)	114,813	3,162
Class F-1	251,102	6,449		27,487	721	(295,000)	(7,550)	(16,411)	(380)
Class F-2	490,472	12,528		21,174	556	(198,265)	(5,093)	313,381	7,991
Class 529-A	71,568	1,851		20,968	555	(39,830)	(1,025)	52,706	1,381
Class 529-B	781	21		507	14	(3,288)	(89)	(2,000)	(54)
Class 529-C	21,406	580		6,032	167	(14,015)	(379)	13,423	368
Class 529-E	4,147	109		1,046	28	(1,546)	(40)	3,647	97
Class 529-F-1	8,431	217		1,475	39	(4,592)	(117)	5,314	139
Class R-1	24,173	644		2,103	58	(8,935)	(239)	17,341	463
Class R-2	55,101	1,467		10,844	295	(57,346)	(1,529)	8,599	233
Class R-2E2	10	—	[3]	—	—	—	—	10	— [3]
Class R-3	146,246	3,797		17,185	458	(105,734)	(2,757)	57,697	1,498
Class R-4	193,203	5,002		16,184	428	(105,096)	(2,708)	104,291	2,722
Class R-5	75,422	1,932		15,795	414	(172,606)	(4,475)	(81,389)	(2,129)
Class R-6	502,405	12,927		63,334	1,663	(137,538)	(3,506)	428,201	11,084
Total net increase (decrease)	$3,519,770	90,842		$789,885	20,826	$(2,508,054)	(64,723)	$1,801,601	46,945

[1]	Includes exchanges between share classes of the fund.
[2]	Class R-2E shares were offered beginning August 29, 2014.
[3]	Amount less than one thousand.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,132,170,000 and $2,320,626,000, respectively, during the six months ended May 31, 2015.

The New Economy Fund	27

Financial highlights

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:
Six months ended 5/31/2015[5,6]	$40.58	$.07	$2.62	$2.69
Year ended 11/30/2014	39.61	.22	3.28	3.50
Year ended 11/30/2013	28.83	.17	11.67	11.84
Year ended 11/30/2012	24.14	.16	4.65	4.81
Year ended 11/30/2011	24.22	.11	(.02)	.09
Year ended 11/30/2010	21.87	.18	2.28	2.46
Class B:
Six months ended 5/31/2015[5,6]	38.23	(.07)	2.45	2.38
Year ended 11/30/2014	37.59	(.07)	3.10	3.03
Year ended 11/30/2013	27.45	(.08)	11.10	11.02
Year ended 11/30/2012	23.04	(.05)	4.46	4.41
Year ended 11/30/2011	23.14	(.08)	(.02)	(.10)
Year ended 11/30/2010	20.95	— [8]	2.19	2.19
Class C:
Six months ended 5/31/2015[5,6]	37.74	(.08)	2.42	2.34
Year ended 11/30/2014	37.16	(.10)	3.07	2.97
Year ended 11/30/2013	27.15	(.10)	10.99	10.89
Year ended 11/30/2012	22.80	(.05)	4.40	4.35
Year ended 11/30/2011	22.90	(.08)	(.02)	(.10)
Year ended 11/30/2010	20.75	— [8]	2.16	2.16
Class F-1:
Six months ended 5/31/2015[5,6]	40.60	.06	2.62	2.68
Year ended 11/30/2014	39.67	.21	3.27	3.48
Year ended 11/30/2013	28.87	.14	11.70	11.84
Year ended 11/30/2012	24.16	.16	4.66	4.82
Year ended 11/30/2011	24.23	.11	(.01)	.10
Year ended 11/30/2010	21.90	.18	2.28	2.46
Class F-2:
Six months ended 5/31/2015[5,6]	40.63	.11	2.61	2.72
Year ended 11/30/2014	39.65	.29	3.31	3.60
Year ended 11/30/2013	28.88	.24	11.68	11.92
Year ended 11/30/2012	24.19	.23	4.65	4.88
Year ended 11/30/2011	24.27	.18	(.02)	.16
Year ended 11/30/2010	21.93	.24	2.29	2.53
Class 529-A:
Six months ended 5/31/2015[5,6]	40.27	.05	2.59	2.64
Year ended 11/30/2014	39.33	.18	3.27	3.45
Year ended 11/30/2013	28.65	.14	11.58	11.72
Year ended 11/30/2012	24.00	.14	4.63	4.77
Year ended 11/30/2011	24.10	.10	(.02)	.08
Year ended 11/30/2010	21.77	.17	2.27	2.44

28	The New Economy Fund

Dividends and distributions

Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$(.20)	$(3.03)	$(3.23)	$40.04	7.24%	$10,686	.78%[7]		.36%[7]
(.14)	(2.39)	(2.53)	40.58	9.25	9,984	.79		.56
(.18)	(.88)	(1.06)	39.61	42.52	8,920	.83		.50
(.12)	—	(.12)	28.83	20.02	5,919	.87		.59
(.17)	—	(.17)	24.14	.31	5,298	.85		.45
(.11)	—	(.11)	24.22	11.34	5,760	.86		.78

—	(3.03)	(3.03)	37.58	6.80	30	1.55	[7]	(.41)[7]
—	(2.39)	(2.39)	38.23	8.43	39	1.55		(.18)
—	(.88)	(.88)	37.59	41.39	55	1.60		(.24)
—	—	—	27.45	19.09	50	1.63		(.19)
—	—	—	23.04	(.39)	62	1.62		(.34)
—	—	—	23.14	10.45	90	1.64		— [9]

—	(3.03)	(3.03)	37.05	6.79	519	1.59	[7]	(.45)[7]
—	(2.39)	(2.39)	37.74	8.37	475	1.60		(.26)
—	(.88)	(.88)	37.16	41.37	350	1.63		(.32)
—	—	—	27.15	19.08	186	1.67		(.22)
—	—	—	22.80	(.47)	172	1.63		(.33)
(.01)	—	(.01)	22.90	10.45	188	1.64		.01

(.15)	(3.03)	(3.18)	40.10	7.20	436	.83	[7]	.31 [7]
(.16)	(2.39)	(2.55)	40.60	9.20	412	.84		.54
(.16)	(.88)	(1.04)	39.67	42.46	418	.86		.43
(.11)	—	(.11)	28.87	20.03	143	.86		.61
(.17)	—	(.17)	24.16	.33	143	.85		.44
(.13)	—	(.13)	24.23	11.32	167	.86		.77

(.30)	(3.03)	(3.33)	40.02	7.33	687	.57	[7]	.57 [7]
(.23)	(2.39)	(2.62)	40.63	9.52	662	.57		.73
(.27)	(.88)	(1.15)	39.65	42.88	330	.57		.70
(.19)	—	(.19)	28.88	20.35	106	.59		.87
(.24)	—	(.24)	24.19	.58	72	.59		.72
(.19)	—	(.19)	24.27	11.63	63	.59		1.06

(.18)	(3.03)	(3.21)	39.70	7.15	428	.86	[7]	.28 [7]
(.12)	(2.39)	(2.51)	40.27	9.19	388	.87		.47
(.16)	(.88)	(1.04)	39.33	42.38	325	.91		.42
(.12)	—	(.12)	28.65	19.92	197	.93		.53
(.18)	—	(.18)	24.00	.32	156	.90		.40
(.11)	—	(.11)	24.10	11.27	135	.91		.75

See page 34 for footnotes.

The New Economy Fund	29

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class 529-B:
Six months ended 5/31/2015[5,6]	$38.27	$(.10)	$2.46	$2.36
Year ended 11/30/2014	37.68	(.11)	3.09	2.98
Year ended 11/30/2013	27.54	(.11)	11.13	11.02
Year ended 11/30/2012	23.15	(.08)	4.47	4.39
Year ended 11/30/2011	23.27	(.11)	(.01)	(.12)
Year ended 11/30/2010	21.09	(.02)	2.20	2.18
Class 529-C:
Six months ended 5/31/2015[5,6]	38.21	(.09)	2.45	2.36
Year ended 11/30/2014	37.62	(.12)	3.10	2.98
Year ended 11/30/2013	27.49	(.12)	11.13	11.01
Year ended 11/30/2012	23.11	(.07)	4.45	4.38
Year ended 11/30/2011	23.24	(.10)	(.02)	(.12)
Year ended 11/30/2010	21.06	(.01)	2.19	2.18
Class 529-E:
Six months ended 5/31/2015[5,6]	39.78	.01	2.55	2.56
Year ended 11/30/2014	38.91	.08	3.23	3.31
Year ended 11/30/2013	28.35	.05	11.48	11.53
Year ended 11/30/2012	23.75	.07	4.57	4.64
Year ended 11/30/2011	23.85	.03	(.01)	.02
Year ended 11/30/2010	21.57	.10	2.24	2.34
Class 529-F-1:
Six months ended 5/31/2015[5,6]	40.28	.09	2.58	2.67
Year ended 11/30/2014	39.33	.26	3.26	3.52
Year ended 11/30/2013	28.65	.21	11.58	11.79
Year ended 11/30/2012	24.01	.19	4.62	4.81
Year ended 11/30/2011	24.09	.16	(.03)	.13
Year ended 11/30/2010	21.77	.21	2.27	2.48
Class R-1:
Six months ended 5/31/2015[5,6]	38.66	(.08)	2.48	2.40
Year ended 11/30/2014	37.99	(.09)	3.15	3.06
Year ended 11/30/2013	27.72	(.08)	11.23	11.15
Year ended 11/30/2012	23.27	(.04)	4.49	4.45
Year ended 11/30/2011	23.39	(.08)	(.01)	(.09)
Year ended 11/30/2010	21.20	.01	2.21	2.22
Class R-2:
Six months ended 5/31/2015[5,6]	38.84	(.07)	2.49	2.42
Year ended 11/30/2014	38.16	(.08)	3.15	3.07
Year ended 11/30/2013	27.84	(.07)	11.27	11.20
Year ended 11/30/2012	23.37	(.05)	4.52	4.47
Year ended 11/30/2011	23.47	(.08)	(.02)	(.10)
Year ended 11/30/2010	21.26	— [8]	2.21	2.21

30	The New Economy Fund

Dividends and distributions

Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]	Net assets, end of period (in millions)	Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$—	$(3.03)	$(3.03)	$37.60	6.74%	$5	1.66%[7]		(.53)%[7]
—	(2.39)	(2.39)	38.27	8.27	6	1.67		(.30)
—	(.88)	(.88)	37.68	41.26	8	1.72		(.36)
—	—	—	27.54	18.96	8	1.75		(.31)
—	—	—	23.15	(.52)	10	1.72		(.43)
—	—	—	23.27	10.34	13	1.74		(.10)

—	(3.03)	(3.03)	37.54	6.75	119	1.66	[7]	(.51)[7]
—	(2.39)	(2.39)	38.21	8.29	109	1.67		(.33)
—	(.88)	(.88)	37.62	41.30	94	1.71		(.38)
—	—	—	27.49	18.95	60	1.74		(.28)
(.01)	—	(.01)	23.11	(.53)	49	1.71		(.41)
—	—	—	23.24	10.35	44	1.72		(.07)

(.08)	(3.03)	(3.11)	39.23	7.03	22	1.12	[7]	.03 [7]
(.05)	(2.39)	(2.44)	39.78	8.89	21	1.12		.21
(.09)	(.88)	(.97)	38.91	42.04	17	1.16		.16
(.04)	—	(.04)	28.35	19.59	10	1.20		.26
(.12)	—	(.12)	23.75	.00	8	1.19		.11
(.06)	—	(.06)	23.85	10.93	7	1.21		.44

(.25)	(3.03)	(3.28)	39.67	7.27	33	.66	[7]	.49 [7]
(.18)	(2.39)	(2.57)	40.28	9.39	28	.67		.68
(.23)	(.88)	(1.11)	39.33	42.69	22	.71		.62
(.17)	—	(.17)	28.65	20.17	13	.74		.73
(.21)	—	(.21)	24.01	.47	10	.70		.62
(.16)	—	(.16)	24.09	11.47	7	.71		.94

—	(3.03)	(3.03)	38.03	6.78	59	1.57	[7]	(.43)[7]
—	(2.39)	(2.39)	38.66	8.43	52	1.56		(.25)
—	(.88)	(.88)	37.99	41.46	33	1.59		(.25)
—	—	—	27.72	19.12	23	1.61		(.15)
(.03)	—	(.03)	23.27	(.41)	23	1.61		(.32)
(.03)	—	(.03)	23.39	10.46	22	1.62		.03

—	(3.03)	(3.03)	38.23	6.80	193	1.53	[7]	(.39)[7]
—	(2.39)	(2.39)	38.84	8.41	185	1.57		(.22)
—	(.88)	(.88)	38.16	41.47	173	1.57		(.23)
—	—	—	27.84	19.13	124	1.63		(.17)
—	—	—	23.37	(.43)	112	1.63		(.33)
—	—	—	23.47	10.40	118	1.67		(.01)

See page 34 for footnotes.

The New Economy Fund	31

Financial highlights (continued)

		Income (loss) from investment operations[1]
	Net asset value, beginning of period	Net investment income (loss)[2]		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class R-2E:
Six months ended 5/31/2015[5,6]	$40.60	$.09		$2.61	$2.70
Period from 8/29/2014 to 11/30/2014[5,12]	40.22	.01		.37	.38
Class R-3:
Six months ended 5/31/2015[5,6]	39.84	—	[8]	2.57	2.57
Year ended 11/30/2014	38.98	.08		3.23	3.31
Year ended 11/30/2013	28.38	.06		11.50	11.56
Year ended 11/30/2012	23.77	.07		4.58	4.65
Year ended 11/30/2011	23.87	.03		(.02)	.01
Year ended 11/30/2010	21.58	.11		2.25	2.36
Class R-4:
Six months ended 5/31/2015[5,6]	40.29	.06		2.60	2.66
Year ended 11/30/2014	39.36	.20		3.26	3.46
Year ended 11/30/2013	28.67	.16		11.60	11.76
Year ended 11/30/2012	24.01	.16		4.63	4.79
Year ended 11/30/2011	24.11	.12		(.03)	.09
Year ended 11/30/2010	21.79	.18		2.27	2.45
Class R-5:
Six months ended 5/31/2015[5,6]	40.80	.12		2.62	2.74
Year ended 11/30/2014	39.80	.35		3.27	3.62
Year ended 11/30/2013	28.98	.26		11.71	11.97
Year ended 11/30/2012	24.26	.25		4.67	4.92
Year ended 11/30/2011	24.34	.19		(.03)	.16
Year ended 11/30/2010	21.97	.24		2.31	2.55
Class R-6:
Six months ended 5/31/2015[5,6]	40.73	.13		2.62	2.75
Year ended 11/30/2014	39.73	.34		3.29	3.63
Year ended 11/30/2013	28.93	.28		11.69	11.97
Year ended 11/30/2012	24.23	.26		4.66	4.92
Year ended 11/30/2011	24.31	.21		(.03)	.18
Year ended 11/30/2010	21.92	.27		2.28	2.55

	Six months ended	Year ended November 30
	May 31, 2015[4,5,6]	2014	2013	2012	2011	2010
Portfolio turnover rate for all share classes	16%	27%	29%	37%	45%	47%

See Notes to Financial Statements

32	The New Economy Fund

Dividends and distributions

Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3,4]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income (loss) to average net assets[2]

$(.32)	$(3.03)	$(3.35)	$39.95	7.29%[10]		$—	[11]	.66%[7,10]		.48%[7,10]

—	—	—	40.60	.94	[10]	—	[11]	.17	[4,10]	.03	[4,10]

(.09)	(3.03)	(3.12)	39.29	7.04		348		1.11	[7]	.03	[7]
(.06)	(2.39)	(2.45)	39.84	8.88		328		1.13		.21
(.08)	(.88)	(.96)	38.98	42.09		262		1.15		.19
(.04)	—	(.04)	28.38	19.62		168		1.18		.28
(.11)	—	(.11)	23.77	.04		150		1.17		.13
(.07)	—	(.07)	23.87	10.98		150		1.18		.47

(.21)	(3.03)	(3.24)	39.71	7.22		389		.81	[7]	.33	[7]
(.14)	(2.39)	(2.53)	40.29	9.22		368		.81		.52
(.19)	(.88)	(1.07)	39.36	42.52		252		.83		.49
(.13)	—	(.13)	28.67	20.06		150		.85		.61
(.19)	—	(.19)	24.01	.35		132		.85		.45
(.13)	—	(.13)	24.11	11.28		111		.86		.79

(.29)	(3.03)	(3.32)	40.22	7.36		156		.50	[7]	.64	[7]
(.23)	(2.39)	(2.62)	40.80	9.54		152		.52		.88
(.27)	(.88)	(1.15)	39.80	42.93		233		.53		.79
(.20)	—	(.20)	28.98	20.45		131		.54		.92
(.24)	—	(.24)	24.26	.64		111		.54		.76
(.18)	—	(.18)	24.34	11.65		133		.56		1.08

(.33)	(3.03)	(3.36)	40.12	7.39		1,584		.46	[7]	.68	[7]
(.24)	(2.39)	(2.63)	40.73	9.60		1,421		.46		.86
(.29)	(.88)	(1.17)	39.73	43.02		945		.48		.84
(.22)	—	(.22)	28.93	20.48		512		.49		.97
(.26)	—	(.26)	24.23	.70		340		.49		.81
(.16)	—	(.16)	24.31	11.68		270		.51		1.17

See page 34 for footnotes.

The New Economy Fund	33

Financial highlights (continued)

[1]	Based on average shares outstanding.
[2]	For the year ended November 30, 2014, this column reflects the impact of a corporate action event that resulted in a one-time increase to net investment income. If the corporate action event had not occurred, the Class A net investment income per share and ratio of net income to average net assets would have been lower by $.09 and .22 percentage points, respectively. The impact to the other share classes would have been similar.
[3]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[4]	Not annualized.
[5]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[6]	Unaudited.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	Amount less than .01%.
[10]	This class consisted solely of seed capital invested by CRMC; therefore, certain fees were not accrued.
[11]	Amount less than $1 million.
[12]	Class R-2E shares were offered beginning August 29, 2014.

34	The New Economy Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (December 1, 2014, through May 31, 2015).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The New Economy Fund	35

	Beginning account value 12/1/2014	Ending account value 5/31/2015	Expenses paid during period*	Annualized expense ratio
Class A - actual return	$1,000.00	$1,072.43	$4.03	.78%
Class A - assumed 5% return	1,000.00	1,021.04	3.93	.78
Class B - actual return	1,000.00	1,068.02	7.99	1.55
Class B - assumed 5% return	1,000.00	1,017.20	7.80	1.55
Class C - actual return	1,000.00	1,067.86	8.20	1.59
Class C - assumed 5% return	1,000.00	1,017.00	8.00	1.59
Class F-1 - actual return	1,000.00	1,071.99	4.29	.83
Class F-1 - assumed 5% return	1,000.00	1,020.79	4.18	.83
Class F-2 - actual return	1,000.00	1,073.30	2.95	.57
Class F-2 - assumed 5% return	1,000.00	1,022.09	2.87	.57
Class 529-A - actual return	1,000.00	1,071.54	4.44	.86
Class 529-A - assumed 5% return	1,000.00	1,020.64	4.33	.86
Class 529-B - actual return	1,000.00	1,067.39	8.56	1.66
Class 529-B - assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class 529-C - actual return	1,000.00	1,067.52	8.56	1.66
Class 529-C - assumed 5% return	1,000.00	1,016.65	8.35	1.66
Class 529-E - actual return	1,000.00	1,070.27	5.78	1.12
Class 529-E - assumed 5% return	1,000.00	1,019.35	5.64	1.12
Class 529-F-1 - actual return	1,000.00	1,072.68	3.41	.66
Class 529-F-1 - assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-1 - actual return	1,000.00	1,067.81	8.09	1.57
Class R-1 - assumed 5% return	1,000.00	1,017.10	7.90	1.57
Class R-2 - actual return	1,000.00	1,068.03	7.89	1.53
Class R-2 - assumed 5% return	1,000.00	1,017.30	7.70	1.53
Class R-2E - actual return	1,000.00	1,072.86	3.41	.66
Class R-2E - assumed 5% return	1,000.00	1,021.64	3.33	.66
Class R-3 - actual return	1,000.00	1,070.42	5.73	1.11
Class R-3 - assumed 5% return	1,000.00	1,019.40	5.59	1.11
Class R-4 - actual return	1,000.00	1,072.17	4.18	.81
Class R-4 - assumed 5% return	1,000.00	1,020.89	4.08	.81
Class R-5 - actual return	1,000.00	1,073.55	2.58	.50
Class R-5 - assumed 5% return	1,000.00	1,022.44	2.52	.50
Class R-6 - actual return	1,000.00	1,073.93	2.38	.46
Class R-6 - assumed 5% return	1,000.00	1,022.64	2.32	.46

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

36	The New Economy Fund

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

O’Melveny & Myers LLP
400 South Hope Street
Los Angeles, CA 90071-2899

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete May 31, 2015, portfolio of The New Economy Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The New Economy Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The New Economy Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after September 30, 2015, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 54% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2014.
[2]	Based on Class A share results for rolling periods through December 31, 2014. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	On average, our management fees were in the lowest quintile 70% of the time, based on the 20-year period ended December 31, 2014, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-014-0715P Litho in USA BBC/RRD/6276-S48542

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The New Economy Fund®
Investment portfolio
May 31, 2015
unaudited
Common stocks 90.46% Health care 26.26%	Shares	Value (000)
Thermo Fisher Scientific Inc.	2,446,000	$317,075
Hologic, Inc.[1]	8,374,450	299,554
Gilead Sciences, Inc.[1]	2,563,250	287,776
BioMarin Pharmaceutical Inc.[1]	2,086,400	261,989
Alexion Pharmaceuticals, Inc.[1]	1,512,900	247,873
Amgen Inc.	1,448,413	226,329
Ultragenyx Pharmaceutical Inc.[1,2]	2,261,649	196,763
bluebird bio, Inc.[1]	852,382	165,575
Stryker Corp.	1,620,750	155,803
Puma Biotechnology, Inc.[1]	773,017	151,086
NuVasive, Inc.[1,2]	2,854,000	144,270
Kite Pharma, Inc.[1,2]	2,612,641	144,087
McKesson Corp.	600,000	142,338
Grifols, SA, Class B (ADR)	1,379,126	43,856
Grifols, SA, Class B, preferred nonvoting, non-registered shares[3]	1,318,175	42,191
Grifols, SA, Class A, non-registered shares[3]	1,000,000	39,891
Illumina, Inc.[1]	567,176	116,884
PerkinElmer, Inc.	2,120,000	111,788
Myriad Genetics, Inc.[1]	3,034,663	103,027
Synageva BioPharma Corp.[1]	474,855	101,339
UnitedHealth Group Inc.	821,300	98,728
GW Pharmaceuticals PLC (ADR)[1]	820,324	93,607
St. Jude Medical, Inc.	1,087,700	80,218
Endo International PLC[1]	869,600	72,838
Express Scripts Holding Co.[1]	800,000	69,712
Mesoblast Ltd.[1,2,3]	21,073,000	62,766
Humana Inc.	227,533	48,840
Boston Scientific Corp.[1]	2,551,292	46,612
Envision Healthcare Holdings, Inc.[1]	1,117,800	41,303
Aetna Inc.	345,000	40,700
Insulet Corp.[1]	1,413,400	39,957
QIAGEN NV1,3	1,290,814	31,644
Team Health Holdings, Inc.[1]	464,720	27,177
UCB SA3	306,000	21,894
Edwards Lifesciences Corp.[1]	128,000	16,732
EXACT Sciences Corp.[1]	573,444	15,489
athenahealth, Inc.[1]	114,275	13,324
		4,121,035
Information technology 19.47%
Google Inc., Class C1	414,359	220,485
Google Inc., Class A1	262,225	142,996
Qorvo, Inc.[1]	3,239,474	266,123
Accenture PLC, Class A	1,638,300	157,342
Baidu, Inc., Class A (ADR)[1]	586,400	115,755
Intuit Inc.	1,047,200	109,066
Texas Instruments Inc.	1,865,000	104,291
The New Economy Fund — Page 1 of 6

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Samsung Electronics Co., Ltd.[3]	87,895	$103,430
Murata Manufacturing Co., Ltd.[3]	620,000	100,573
AAC Technologies Holdings Inc.[3]	16,973,000	94,362
Adobe Systems Inc.[1]	1,075,000	85,022
YY Inc., Class A (ADR)[1]	1,273,900	82,600
MediaTek Inc.[3]	5,850,000	78,763
Western Union Co.	3,435,000	75,398
Oracle Corp.	1,681,314	73,120
Seagate Technology	1,309,397	72,855
Nintendo Co., Ltd.[3]	420,000	71,016
Zebra Technologies Corp., Class A1	626,600	68,700
Palo Alto Networks, Inc.[1]	396,000	67,118
Intel Corp.	1,900,000	65,474
Cray Inc.[1]	1,990,000	60,854
Yahoo! Inc.[1]	1,385,000	59,465
Gemalto NV3	666,300	58,373
Delta Electronics, Inc.[3]	9,598,000	54,613
Avago Technologies Ltd.	366,000	54,194
Autodesk, Inc.[1]	1,000,000	54,150
Motorola Solutions, Inc.	888,625	52,429
Taiyo Yuden Co., Ltd.[3]	3,260,000	48,650
FleetCor Technologies, Inc.[1]	302,000	45,946
Inphi Corp.[1]	1,724,735	41,290
JDS Uniphase Corp.[1]	2,938,000	37,665
Trimble Navigation Ltd.[1]	1,522,100	35,678
Topcon Corp.[3]	1,391,000	32,220
Yandex NV, Class A1	1,698,000	30,615
ASML Holding NV3	272,340	30,536
Yahoo Japan Corp.[3]	6,845,000	30,536
Mail.Ru Group Ltd. (GDR)[1,3]	1,300,000	29,800
FireEye, Inc.[1]	597,675	27,834
Cognizant Technology Solutions Corp., Class A1	400,000	25,888
salesforce.com, inc.[1]	330,000	24,007
Moneysupermarket.com Group PLC[3]	4,860,000	22,522
Apple Inc.	115,400	15,034
VMware, Inc., Class A1	155,000	13,535
National Instruments Corp.	361,000	10,798
Pandora Media, Inc.[1]	257,000	4,798
		3,055,919
Consumer discretionary 15.09%
Netflix, Inc.[1]	850,961	531,051
lululemon athletica inc.[1]	3,105,900	185,702
Amazon.com, Inc.[1]	369,400	158,558
Daily Mail and General Trust PLC, Class A, nonvoting[3]	10,236,701	150,587
Amaya Inc.[1]	5,000,000	137,504
Galaxy Entertainment Group Ltd.[3]	25,755,000	122,852
Thomas Cook Group PLC[1,3]	32,000,000	70,625
Lions Gate Entertainment Corp.	2,105,000	69,654
JCDecaux SA3	1,700,003	69,403
Graham Holdings Co., Class B	63,164	67,649
Time Warner Inc.	800,000	67,584
William Hill PLC[3]	10,100,000	65,109
Kingfisher PLC[3]	10,436,100	59,098
Liberty Global PLC, Class A1	872,700	50,207
The New Economy Fund — Page 2 of 6

unaudited
Common stocks Consumer discretionary (continued)	Shares	Value (000)
Liberty Global PLC, Class C1	137,400	$7,385
Kering SA3	320,000	56,236
DIRECTV[1]	564,000	51,346
Priceline Group Inc.[1]	41,395	48,517
Melco Crown Entertainment Ltd. (ADR)	2,448,900	47,362
Reed Elsevier PLC[3]	2,730,000	45,331
Lands’ End, Inc.[1]	1,500,000	44,115
Intertain Group Ltd.	2,780,000	43,345
MGM China Holdings Ltd.[3]	22,772,000	41,304
Twenty-First Century Fox, Inc., Class A	1,200,000	40,320
Sands China Ltd.[3]	7,780,000	30,023
Home Depot, Inc.	251,000	27,966
NIKE, Inc., Class B	273,200	27,776
John Wiley & Sons, Inc., Class A	386,269	22,411
Comcast Corp., Class A	214,400	12,534
SJM Holdings Ltd.[3]	8,340,000	10,669
AutoNation, Inc.[1]	87,000	5,430
		2,367,653
Financials 10.22%
HDFC Bank Ltd. (ADR)	1,246,800	74,334
HDFC Bank Ltd.[3]	3,883,100	73,573
Kotak Mahindra Bank Ltd.[3]	6,425,441	140,381
Agricultural Bank of China Ltd., Class H3	227,780,000	123,666
AIA Group Ltd.[3]	17,591,800	115,536
Crown Castle International Corp.	1,311,700	106,969
Endurance Specialty Holdings Ltd.	1,526,000	92,750
Wells Fargo & Co.	1,362,300	76,234
American International Group, Inc.	1,300,000	76,193
SVB Financial Group[1]	552,100	74,484
Principal Financial Group, Inc.	1,200,000	62,028
Banco Santander, SA1,3	8,478,550	60,382
JPMorgan Chase & Co.	800,000	52,624
Aberdeen Asset Management PLC[3]	7,370,000	50,338
Chongqing Rural Commercial Bank Co., Ltd., Class H3	61,447,000	49,920
ICICI Bank Ltd.[3]	9,325,000	46,369
Altisource Residential Corp.	2,451,299	43,927
Fifth Third Bancorp	1,800,000	36,432
Santander Consumer USA Holdings Inc.	1,477,133	36,190
HSBC Holdings PLC (HKD denominated)[3]	3,770,215	35,951
State Street Corp.	457,770	35,674
RSA Insurance Group PLC[3]	4,970,072	32,763
China Construction Bank Corp., Class H3	27,994,050	28,122
Siam Commercial Bank PCL[3]	4,300,000	20,238
Altisource Asset Management Corp.[1,2]	113,890	19,406
Bankia, SA1,3	14,500,000	18,754
Industrial and Commercial Bank of China Ltd., Class H3	18,276,000	15,908
Eurobank Ergasias SA1,3	31,344,491	5,254
		1,604,400
Industrials 8.05%
Union Pacific Corp.	1,576,154	159,050
CSX Corp.	4,053,322	138,137
Ryanair Holdings PLC (ADR)	1,805,128	120,222
Nielsen NV	2,513,100	113,064
The New Economy Fund — Page 3 of 6

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
Sensata Technologies Holding NV1	1,992,300	$109,756
Norfolk Southern Corp.	820,810	75,514
AKR Corporindo Tbk PT3	173,899,680	72,000
Deutsche Post AG3	1,805,000	54,413
CAE Inc.	4,500,000	53,735
JG Summit Holdings, Inc.[3]	34,268,800	52,632
BAE Systems PLC[3]	5,940,000	46,788
Towers Watson & Co., Class A	280,100	38,640
Intertek Group PLC[3]	1,000,000	38,247
Verisk Analytics, Inc., Class A1	495,000	35,927
Babcock International Group PLC[3]	2,076,923	35,773
Alliance Global Group, Inc.[3]	66,610,000	34,273
United Continental Holdings, Inc.[1]	600,000	32,754
AirAsia Bhd.[3]	45,583,400	27,228
J.B. Hunt Transport Services, Inc.	188,000	15,796
Mills Estruturas e Serviços de Engenharia SA, ordinary nominative	3,356,900	9,029
		1,262,978
Consumer staples 2.24%
Costco Wholesale Corp.	698,000	99,528
Associated British Foods PLC[3]	1,765,540	81,850
Glanbia PLC[3]	3,460,000	68,185
Walgreens Boots Alliance, Inc.	750,000	64,380
Sprouts Farmers Market, Inc.[1]	1,258,100	37,730
		351,673
Telecommunication services 2.17%
SoftBank Corp.[3]	3,103,000	185,237
MTN Group Ltd.[3]	3,300,000	58,485
Verizon Communications Inc.	1,091,000	53,939
Avanti Communications Group PLC[1,2,3]	8,700,078	29,788
CenturyLink, Inc.	405,000	13,462
		340,911
Energy 1.00%
FMC Technologies, Inc.[1]	1,600,000	66,864
Schlumberger Ltd.	725,000	65,808
C&J Energy Services, Ltd.[1]	1,591,000	23,913
		156,585
Materials 0.90%
Monsanto Co.	690,500	80,775
Croda International PLC[3]	1,360,000	60,826
		141,601
Utilities 0.34%
ENN Energy Holdings Ltd.[3]	8,000,000	53,745
Miscellaneous 4.72%
Other common stocks in initial period of acquisition		741,036
Total common stocks (cost: $9,570,500,000)		14,197,536
The New Economy Fund — Page 4 of 6

unaudited
Convertible stocks 0.28% Health care 0.28%	Shares	Value (000)
Stem CentRx, Inc., Series F-1, convertible preferred[3,4]	1,879,501	$44,456
Total convertible stocks (cost: $22,686,000)		44,456
Bonds, notes & other debt instruments 0.06% U.S. Treasury bonds & notes 0.06% U.S. Treasury 0.06%	Principal amount (000)
U.S. Treasury 0.25% 2015	$6,300	6,302
U.S. Treasury 0.25% 2015	1,980	1,981
U.S. Treasury 0.25% 2015	650	651
Total bonds, notes & other debt instruments (cost: $8,933,000)		8,934
Short-term securities 9.24%
Abbott Laboratories 0.12% due 7/13/2015[5]	35,000	34,997
Army and Air Force Exchange Service 0.09% due 6/15/2015[5]	10,600	10,599
Bank of New York Mellon Corp. 0.07% due 6/4/2015[5]	50,000	49,999
Caterpillar Financial Services Corp. 0.11% due 7/13/2015	40,000	39,993
Chariot Funding, LLC 0.22%–0.30% due 6/5/2015–10/29/2015[5]	99,700	99,657
Chevron Corp. 0.12%–0.14% due 6/17/2015–7/6/2015[5]	105,000	104,992
Coca-Cola Co. 0.14%–0.26% due 8/26/2015–12/3/2015[5]	48,200	48,177
Colgate-Palmolive Co. 0.06% due 6/2/2015[5]	5,300	5,300
Emerson Electric Co. 0.12% due 7/20/2015–7/24/2015[5]	63,300	63,289
Estée Lauder Companies Inc. 0.10% due 6/11/2015[5]	1,700	1,700
ExxonMobil Corp. 0.10% due 7/1/2015	18,400	18,398
Fannie Mae 0.09%–0.23% due 6/1/2015–3/1/2016	177,600	177,584
Federal Farm Credit Banks 0.10%–0.18% due 6/8/2015–1/21/2016	108,900	108,883
Federal Home Loan Bank 0.07%–0.14% due 6/5/2015–10/5/2015	266,800	266,785
Freddie Mac 0.11%–0.21% due 7/23/2015–1/4/2016	75,900	75,867
General Electric Capital Corp. 0.23%–0.26% due 9/2/2015–9/14/2015	46,000	45,980
John Deere Financial Ltd. 0.12% due 6/11/2015[5]	7,400	7,400
Jupiter Securitization Co., LLC 0.32% due 11/18/2015[5]	50,000	49,915
Paccar Financial Corp. 0.10% due 6/19/2015	20,000	19,998
Procter & Gamble Co. 0.10%–0.11% due 6/8/2015–6/16/2015[5]	75,000	74,999
United Technologies Corp. 0.12% due 7/31/2015[5]	20,000	19,993
USAA Capital Corp. 0.08% due 6/24/2015	50,000	49,996
Wal-Mart Stores, Inc. 0.10% due 7/31/2015[5]	50,000	49,992
Wells Fargo Bank, N.A. 0.23% due 6/3/2015	25,000	25,000
Total short-term securities (cost: $1,449,392,000)		1,449,493
Total investment securities 100.04% (cost: $11,051,511,000)		15,700,419
Other assets less liabilities (0.04)%		(5,924)
Net assets 100.00%		$15,694,495
As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The New Economy Fund — Page 5 of 6

unaudited
Forward currency contracts

The fund has entered into a forward currency contract as shown in the following table. The average notional amount of open forward currency contracts was $38,993,000 over the prior five-month period.
	Settlement date	Counterparty	Contract amount		Unrealized appreciation at 5/31/2015 (000)
			Receive (000)	Deliver (000)
Sales:
Euros	6/22/2015	JPMorgan Chase	$39,022	€35,154	$400

[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $3,624,024,000, which represented 23.09% of the net assets of the fund. This amount includes $3,579,568,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[5]	Acquired in a transaction exempt from registration under Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $621,009,000, which represented 3.96% of the net assets of the fund.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Stem CentRx, Inc., Series F-1, convertible preferred	6/10/2014	$22,686	$44,456.28%

Key to abbreviations and symbol
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
€ = Euros
HKD = Hong Kong dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.
MFGEFPX-014-0715O-S49225	The New Economy Fund — Page 6 of 6

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Donald H. Rolfe
Donald H. Rolfe, Executive Vice President and Principal Executive Officer

Date: July 31, 2015

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: July 31, 2015